Subsequent Events - Additional Information (Detail) $ in Thousands			1 Months Ended
	Mar. 07, 2018 USD ($) Bank	Feb. 02, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Credit facility amount				$ 3,642,000
Events After Reporting Period [member] | Revolving credit facilities [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of banks in syndicate | Bank	17
Credit facility amount	$ 4,350
Credit facility maturity date	March 2023
Minimum interest rate of amount maintained with bank	0.51%
Events After Reporting Period [member] | Revolving credit facilities [member] | LIBOR [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate description	6M Libor + 1.7% p.a.
Debt interest rate, Libor period	6M Libor
Credit facility interest rate above base	1.70%
Events After Reporting Period [member] | Revolving credit facilities [member] | LIBOR [member] | Investment grade rated at date of withdrawal [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate description	6M Libor + 1.3% p.a.
Debt interest rate, Libor period	6M Libor
Credit facility interest rate above base	1.30%
Events After Reporting Period [member] | Brazilian Federal Government [Member] | Exploratory Block BM-S-8 [Member] | Second Installment [member]
Disclosure of non-adjusting events after reporting period [line items]
Amount expected to be received from disposal of asset		$ 300,000
Events After Reporting Period [member] | Brazilian Federal Government [Member] | Exploratory Block BM-S-8 [Member] | Third Installment [member]
Disclosure of non-adjusting events after reporting period [line items]
Remaining contingent amount to be recognized			$ 900,000